Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Net income	$ 39,585	$ 174,968
Benefit plans:
Reclassification of loss to income	0	13
Other comprehensive income before tax	0	13
Income tax	0	(5)
Other comprehensive income, net of tax	0	8
Comprehensive income	39,585	174,976
Less comprehensive income attributable to non-controlling interests	9,047	68,979
Comprehensive income attributable to Western Refining, Inc.	$ 30,538	$ 105,997